As filed with the Securities and Exchange Commission on April 7, 2021
Registration Statement Nos. 333-152259
811-21262

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
Registration Statement Under The Securities Act Of 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 14	☒
And
Registration Statement Under The Investment Company Act Of 1940
Amendment No. 236	☒
(Check Appropriate box or boxes.)
Brighthouse Separate Account Eleven for Variable Annuities
(Exact name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte, NC 28277
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including area code: (980) 365-7100
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: On April 30, 2021 or as soon thereafter as practicable
It is proposed that this filing will become effective (check appropriate box):
□ immediately upon filing pursuant to paragraph (b) of Rule 485.
☒ on April 30, 2021 pursuant to paragraph (b) of Rule 485.
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□ on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Individual Variable Annuity Contracts

This registration statement incorporates by reference the prospectus dated May 1, 2010 (the “Prospectus”) filed in Post-Effective Amendment No. 2/Amendment No. 125 to the registration statement on Form N-4 (File Nos. 333-152259/811-21262) filed on April 8, 2010.
This registration statement also incorporates by reference the Supplement dated May 1, 2011 to the Prospectus filed in Post-Effective Amendment No. 3/Amendment No. 137 to the registration statement on Form N-4 (File Nos. 333-152259/811-21262) filed on April 7, 2011.
This registration statement also incorporates by reference the Supplement dated April 30, 2012 to the Prospectus filed in Post-Effective Amendment No. 4/Amendment No. 149 (as supplemented April 29, 2013, September 30, 2013 and October 18, 2013) to the registration statement on Form N-4 (File Nos. 333-152259/811-21262) filed on April 6, 2012.
This registration statement also incorporates by reference the Supplement dated April 29, 2014 to the Prospectus filed in Post-Effective Amendment No. 5/Amendment No. 167 to the registration statement on Form N-4 (File Nos. 333-152259/811-21262) filed on April 4, 2014.
This registration statement also incorporates by reference the Supplement dated May 1, 2015 to the Prospectus filed in Post-Effective Amendment No. 6/Amendment No. 179 to the registration statement on Form N-4 (File Nos. 333-152259/811-21262) filed on April 9, 2015.
This registration statement also incorporates by reference the Supplement dated May 1, 2016 to the Prospectus filed in Post-Effective Amendment No. 7/Amendment No. 190 to the registration statement on Form N-4 (File Nos. 333-152259/811-21262) filed on April 7, 2016.
This registration statement also incorporates by reference the Supplement dated May 1, 2017 to the Prospectus filed in Post-Effective Amendment No. 8/Amendment No. 200 to the registration statement on Form N-4 (File Nos. 333-152259/811-21262) filed on April 6, 2017.
This registration statement also incorporates by reference the Supplement dated April 30, 2018 to the Prospectus filed in Post-Effective Amendment No. 10/Amendment No. 211 to the registration statement on Form N-4 (File Nos. 333-152259/811-21262) filed on April 25, 2018.
This registration statement also incorporates by reference the Supplement dated April 29, 2019 to the Prospectus filed in Post-Effective Amendment No. 11/Amendment No. 217 to the registration statement on Form N-4 (File Nos. 333-152259/811-21262) filed on April 3, 2019.
This registration statement also incorporates by reference the Supplement dated May 1, 2020 to the Prospectus filed in Post-Effective Amendment No. 13/Amendment No. 227 to the registration statement on Form N-4 (File Nos. 333-152259/811-21262) filed on April 3, 2020.

PrimElite IISM Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated April 30, 2021
to the Prospectus Dated May 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for PrimElite IISM Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
The following information should be read in connection with the information presented on the first page of your prospectus.
You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II
Invesco V.I. Equity and Income Fund
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds The Bond Fund of America (formerly American Funds Bond Fund)
Brighthouse Funds Trust I
Clarion Global Real Estate Portfolio — Class B
Invesco Comstock Portfolio — Class B
Loomis Sayles Growth Portfolio — Class A
MFS® Research International Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class E
Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio — Class E
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
MFS® Total Return Portfolio — Class F
T. Rowe Price Large Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Western Asset Management U.S. Government Portfolio — Class A
Fidelity® Variable Insurance Products — Service Class 2
Equity-Income Portfolio
Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio — Class I
ClearBridge Variable Dividend Strategy Portfolio — Class II
ClearBridge Variable Large Cap Growth Portfolio — Class I
ClearBridge Variable Large Cap Value Portfolio — Class I
ClearBridge Variable Mid Cap Portfolio — Class I
ClearBridge Variable Small Cap Growth Portfolio — Class I
QS Variable Conservative Growth — Class I
QS Variable Growth — Class I
QS Variable Moderate Growth — Class I
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio
Pioneer Variable Contracts Trust — Class II
Pioneer Mid Cap Value VCT Portfolio
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or fund substitution. Please see “Appendix B – Additional Information Regarding Underlying Funds" for more information.
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated April 30, 2021. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy write to us at Brighthouse Life Insurance Company, P.O. Box 305075, Nashville, TN 37230-5075(1), call 888-243-1932 (1) or access the SEC’s website (http://www.sec.gov). Please see Appendix C for the SAI’s table of contents.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(1)	Please note that this is a new phone number and new address do not apply if you own this product AND any of the following apply to your contract:
(a)	You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,
(b)	Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or
(c)	As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant,
If any of the above apply, please use this phone number 833-208-3018 or this address Brighthouse Life Insurance Company, P.O. Box 7104, Troy, MI 48007-7104.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge	8% (1)
(as a percentage of the Purchase Payments withdrawn)
Transfer Charge	$10 (2)
(assessed on transfers that exceed 12 per year)
Variable Liquidity Benefit Charge	8% (3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments)
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$30 (4)
(1)	The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 8 years. The charge is as follows:

Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	2 years	8%
2 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 + years		0%
(2)	We do not currently assess the transfer charge.
(3)	This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after eight years. The charge is as follows:

Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	2 years	8%
2 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 + years		0%
(4)	We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

Annual Separate Account Charges:
(as a percentage of the average daily net assets of the Separate Account)
Without E.S.P.		With E.S.P.
Mortality & Expense Risk Charge	1.50% (5)	Mortality & Expense Risk Charge	1.50% (5)
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
Total Annual Separate Account Charges	1.65%	E.S.P. Charge	0.25%
		Total Annual Separate Account Charges	1.90%
(5)	We are waiving the following amounts of the Mortality and Expense Risk Charge: 0.15% or, if greater, an amount, if any, equal to the fund expenses that are in excess of 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in BlackRock Capital Appreciation Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS® Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.92% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.03% for the Subaccount investing in the Invesco Comstock Portfolio – Class B, an amount equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio – Class E, and an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Clarion Global Real Estate Portfolio – Class B.
Underlying Fund Expenses as of December 31, 2020 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 888-243-1932 (1).
(1)	Please note that this new phone number does not apply if you own this product AND any of the following apply to your contract:
(a)	You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,
(b)	Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or
(c)	As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant.
If any of the above apply, please use the following phone number 833-208-3018.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.51%	1.38%
Underlying Fund Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AB Variable Products Series Fund, Inc.
AB VPS Global Thematic Growth Portfolio††	0.75%	0.25%	0.25%	0.01%	1.26%	0.06%	1.20%

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Equity and Income Fund	0.38%	0.25%	0.19%	0.01%	0.83%	0.01%	0.82%
American Funds Insurance Series®
American Funds Global Growth Fund	0.51%	0.25%	0.05%	—	0.81%	—	0.81%
American Funds Global Small Capitalization Fund	0.69%	0.25%	0.05%	—	0.99%	—	0.99%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
American Funds The Bond Fund of America	0.36%	0.25%	0.04%	—	0.65%	0.19%	0.46%
Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio†	0.75%	0.25%	0.04%	0.08%	1.12%	0.01%	1.11%
Brighthouse/Wellington Large Cap Research Portfolio†	0.56%	0.15%	0.03%	—	0.74%	0.04%	0.70%
Clarion Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Invesco Comstock Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
Invesco Global Equity Portfolio†	0.66%	0.25%	0.04%	—	0.95%	0.13%	0.82%
Loomis Sayles Growth Portfolio	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MFS® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.15%	0.02%	—	0.74%	0.06%	0.68%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio†	0.34%	0.15%	0.05%	—	0.54%	—	0.54%
BlackRock Capital Appreciation Portfolio†	0.69%	0.15%	0.03%	—	0.87%	0.09%	0.78%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.15%	0.04%	—	0.54%	0.03%	0.51%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	0.25%	0.02%	—	0.98%	0.12%	0.86%
Frontier Mid Cap Growth Portfolio†	0.71%	0.10%	0.04%	—	0.85%	0.02%	0.83%
Jennison Growth Portfolio†	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MFS® Total Return Portfolio	0.57%	0.20%	0.07%	—	0.84%	0.03%	0.81%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	—	0.03%	—	0.60%	0.05%	0.55%
Western Asset Management U.S. Government Portfolio	0.48%	—	0.03%	—	0.51%	0.03%	0.48%
Fidelity® Variable Insurance Products
Equity-Income Portfolio	0.43%	0.25%	0.10%	—	0.78%	—	0.78%
Mid Cap Portfolio	0.53%	0.25%	0.09%	—	0.87%	—	0.87%
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund	0.46%	0.25%	0.01%	0.01%	0.73%	0.01%	0.72%
Franklin Mutual Shares VIP Fund	0.68%	0.25%	0.05%	—	0.98%	—	0.98%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio	0.70%	—	0.04%	—	0.74%	—	0.74%
ClearBridge Variable Dividend Strategy Portfolio†	0.70%	—	0.06%	—	0.76%	—	0.76%
ClearBridge Variable Dividend Strategy Portfolio	0.70%	0.25%	0.06%	—	1.01%	—	1.01%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.06%	—	0.76%	—	0.76%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.08%	—	0.73%	—	0.73%
ClearBridge Variable Mid Cap Portfolio	0.75%	—	0.10%	—	0.85%	—	0.85%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.06%	—	0.81%	—	0.81%
QS Variable Conservative Growth	—	—	0.14%	0.57%	0.71%	—	0.71%
QS Variable Growth	—	—	0.14%	0.68%	0.82%	—	0.82%

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
QS Variable Moderate Growth	—	—	0.35%	0.63%	0.98%	0.15%	0.83%
Legg Mason Partners Variable Income Trust
Western Asset Core Plus VIT Portfolio	0.45%	—	0.14%	—	0.59%	0.05%	0.54%
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Portfolio	0.65%	0.25%	0.09%	—	0.99%	—	0.99%
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	0.65%	—	0.73%	—	1.38%	0.49%	0.89%
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Condensed Financial Information

See Appendix A.
The Annuity Contract

Contract Owner Inquires
The contact information for the offices that administer your contract has changed(1). Please use the new contact information listed below for all requests and elections, (including payments).
•	Address: Brighthouse Life Insurance Company, P.O. Box 305075, Nashville, TN 37230-5075
•	Telephone: (888) 243-1932
•	Fax: Brighthouse Policy Holder Services, (877) 246-8424
•	Website: brighthousefinancial.com

(1)	Please note that this new contact information does not apply if you own this product AND any of the following apply to your contract:
(a)	You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,
(b)	Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or
(c)	As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant,
If any of the above apply, please use the following contact information for all correspondence and requests except payments/contributions: Address: Brighthouse Life Insurance Company P.O. Box 7104, Troy, MI 48007-7104, Telephone: 833-208-3018; Fax: 877-319-2495; Website: brighthousefinancial.com. For payments/contributions please use the following address: Brighthouse Life Insurance Company, P.O. Box 70247, Philadelphia, PA 19176-0247.

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 888-243-1932 (1) or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
AB Variable Products Series Fund, Inc. — Class B
AB VPS Global Thematic Growth Portfolio††	Seeks long-term growth of capital.	AllianceBernstein L.P.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II
Invesco V.I. Equity and Income Fund	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds The Bond Fund of America (formerly American Funds Bond Fund)	Seeks as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio — Class B††	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Wellington Large Cap Research Portfolio — Class E††	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio — Class B	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class B††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Loomis Sayles Growth Portfolio¹ — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
MFS® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
T. Rowe Price Large Cap Value Portfolio — Class E	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class E††	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class E††	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class E	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D††	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio — Class B††	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MFS® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity® Variable Insurance Products — Service Class 2
Equity-Income Portfolio	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio — Class I	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio — Class I††	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio — Class II	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio — Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio — Class I	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Mid Cap Portfolio — Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio — Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
QS Variable Conservative Growth — Class I	Seeks a balance of growth of capital and income.	Legg Mason Partners Fund Advisor, LLC Subadviser: QS Investors, LLC
QS Variable Growth — Class I	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: QS Investors, LLC
QS Variable Moderate Growth — Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: QS Investors, LLC

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Legg Mason Partners Fund Advisor, LLC
Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.
Pioneer Variable Contracts Trust — Class II
Pioneer Mid Cap Value VCT Portfolio	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Amundi Asset Management US, Inc.
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	Seeks capital appreciation and retention of net investment income.	1919 Investment Counsel, LLC
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Certain Variable Funding Options have been subject to a name change or fund substitution. Please see “Appendix B – Additional Information Regarding Underlying Funds" for more information.
(1)	Please note that this new phone number does not apply if you own this product AND any of the following apply to your contract:
(a)	You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,
(b)	Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or
(c)	As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant.

If any of the above apply, please use the following phone number 833-208-3018.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Underlying Fund under the contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.  In addition, we monitor transfer activity in all other Funds of the American Funds Insurance Series® available under your Contract.
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
Clarion Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
MFS® Research International Portfolio
Western Asset Core Plus VIT Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio

Federal Tax Considerations

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code of 1986, as amended (“Code”) and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
General Taxation of Annuities
Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Code governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.
State and Local Taxes. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.
Penalty Tax for Premature Distributions. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.
Tax-Free Exchanges. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.
Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Types of Contracts: Qualified and Non-qualified
Qualified Annuity Contracts
If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.
If the Contract has been submitted to the IRS for review, such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.
Taxation of Qualified Annuity Contracts
Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.
Mandatory Distributions for Qualified Plans
Generally, you must begin receiving Required Minimum Distribution (“RMD”) amounts from your retirement plan by the Required Beginning Date. Generally, the “Required Beginning Date” is by April 1 following the later of:
(a) the calendar year in which You reach age 72 (age 70½, if you were born on or before June 30, 1949), or
(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which you attain age 72 (age 70½, if you were born on or before June 30, 1949) even if you have not retired, taking your first distribution no later than by April 1 of the year after You reach age 72 (age 70½, if you were born on or before June 30, 1949).
If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.
Minimum Distributions for Beneficiaries upon the Qualified Annuity Contract Owner’s Death. If you die on or after January 1, 2020, any remaining interest in your Qualified annuity Contract generally must be distributed within 10 years (or in some cases five years) after your death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: your spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than you. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed beneficiary. Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70½, if you were born on or before June 30, 1949), if your Contract permits.
If you die after Annuity Payments have already begun under a Qualified annuity Contract, applicable tax law may require that any remaining payments must be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as Your estate.
Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and Contract permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Note to participants in qualified plans including 401, 403(b), 408 or 457, and IRA owners. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.
Individual Retirement Annuities
To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $6,000 in 2021, and it may be indexed for inflation in subsequent years. Additional “catch-up contributions” of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.
Contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).
Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59½ unless the distribution is made by reason of death, disability or as part of a series of payments for life or life expectancy, or another exception applies. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 72 (age 70½, If the individual was born on or before June 30, 1949). Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.
Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $58,000 or 25% of pay for each participant in 2021.
Roth IRAs
Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.
Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution be made after age 59½, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.
TSAs (Tax-Sheltered Annuities — ERISA and Non-ERISA)
General. TSAs fall under §403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under §501(c)(3) of the Code.
In general contributions to §403(b) arrangements are subject to limitations under §415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).
Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax deferred status under §403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under §403(b) under certain conditions (so-called “90-24 transfers”). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.
If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).
Withdrawals and Income Payments. If you are under 59½, you cannot withdraw money from your TSA Contract unless the withdrawal:
•	Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);
•	Is directly transferred to another permissible investment under §403(b) arrangements;
•	Relates to amounts that are not salary reduction elective deferrals;
•	Occurs after you die, leave your job or become disabled (as defined by the Code);

•	Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it;
•	Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
•	Relates to rollover or after-tax contributions; or
•	Is for the purchase of permissive service credit under a governmental defined benefit plan.
Designated Roth Account for 403(b) Plans. Employers that established and maintain a TSA/403(b) plan (“the Plan”) may also establish a Qualified Roth Contribution Program under Section 402A of the Code (“Designated Roth Accounts”) to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:
(1)	The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.
(2)	In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.
(3)	All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).
(4)	In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.
(5)	No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.
(6)	If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan’s Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.
(7)	We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.
The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.
Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.
The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:
The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.
Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59½ and hardship withdrawals only with respect to contributions (if permitted under the Plan)).
If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59½, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax (“Qualified Distributions”).
Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.
Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.
Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.
Loans. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.
The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.
Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.
Non-qualified Annuity Contracts
If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.
Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.
Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an “excludable amount” or “exclusion ratio” which determines how much of each payment is treated as:
•	a non-taxable return of your Purchase Payment; or
•	a taxable payment of earnings.
We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Net Investment Income tax on the lesser of: (1) the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). “Net investment income” does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.
You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.
Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.
If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary’s ability to “stretch” or a spousal beneficiary’s ability to continue the Contract and the living (if any) and/or death benefits.
Partial Withdrawals. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See “Penalty Tax for Premature Distributions” below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.
Partial Annuitizations (if available with your Contract). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract (“partial annuitization”), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.
Diversification Requirements for Variable Annuities
The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.
Ownership of the Investments
In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Taxation of Death Benefit Proceeds
Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.
Other Tax Considerations
Treatment of Charges for Optional Benefits
The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.
Non-Resident Aliens
Distributions to non resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.
Tax Credits and Deductions
The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

Other Information

PrimElite IISM is a service mark of Primerica, Inc. and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.
The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
COVID-19
The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Underlying Funds in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Underlying Funds. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Financial Statements
The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

Appendix A

Condensed Financial Information
for Brighthouse Separate Account Eleven for Variable Annuities
(formerly MetLife of CT Separate Account Eleven for Variable Annuities and formerly MetLife of CT Separate Account PF/PF II for Variable Annuities)
Accumulation Unit Values (in dollars)
The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.
PrimElite II — Separate Account Charges 1.65%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AB Variable Products Series Fund, Inc.
AllianceBernstein Global Thematic Growth Subaccount (Class B) (1/02)	2020	1.493	2.043	147,967
	2019	1.170	1.493	221,369
	2018	1.321	1.170	244,164
	2017	0.986	1.321	300,414
	2016	1.011	0.986	364,981
	2015	1.001	1.011	396,640
	2014	0.971	1.001	468,897
	2013	0.803	0.971	543,181
	2012	0.721	0.803	695,897
	2011	0.957	0.721	838,334
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Equity and Income Subaccount (Series II) (5/03)	2020	2.663	2.872	10,366,268
	2019	2.256	2.663	11,711,648
	2018	2.541	2.256	13,484,492
	2017	2.331	2.541	15,351,832
	2016	2.064	2.331	17,040,901
	2015	2.154	2.064	19,926,159
	2014	2.013	2.154	23,857,540
	2013	1.639	2.013	30,896,422
	2012	1.483	1.639	39,560,425
	2011	1.527	1.483	57,809,966
Invesco V.I. Growth and Income Subaccount (Series II) (2/02)	2014	1.911	1.921	6,272
	2013	1.452	1.911	14,390,136
	2012	1.291	1.452	19,311,555
	2011	1.343	1.291	26,650,764
American Funds Insurance Series®
American Funds Bond Subaccount (Class 2) (4/08)	2020	1.841	1.987	1,391,367
	2019	1.712	1.841	1,097,486
	2018	1.753	1.712	1,259,800
	2017	1.719	1.753	1,390,536
	2016	1.697	1.719	1,760,126
	2015	1.721	1.697	1,770,372
	2014	1.662	1.721	2,495,565
	2013	1.727	1.662	3,136,194
	2012	1.666	1.727	4,171,159
	2011	1.596	1.666	4,593,672
American Funds Global Growth Subaccount (Class 2) (5/03)	2020	4.476	5.744	1,558,792
	2019	3.364	4.476	1,829,386
	2018	3.760	3.364	2,110,270
	2017	2.908	3.760	2,524,755
	2016	2.938	2.908	2,980,921
	2015	2.793	2.938	3,543,107
	2014	2.775	2.793	4,333,878
	2013	2.184	2.775	5,599,372
	2012	1.812	2.184	7,366,715
	2011	2.022	1.812	9,913,929
American Funds Global Small Capitalization Subaccount (Class 2) (4/08)	2020	4.928	6.288	234,878
	2019	3.809	4.928	263,551
	2018	4.330	3.809	291,827
	2017	3.496	4.330	319,017

PrimElite II — Separate Account Charges 1.65% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2016	3.481	3.496	339,175
	2015	3.530	3.481	429,404
	2014	3.514	3.530	521,300
	2013	2.785	3.514	637,551
	2012	2.396	2.785	778,472
	2011	3.013	2.396	1,053,503
American Funds Growth Subaccount (Class 2) (5/03)	2020	4.479	6.699	3,484,043
	2019	3.482	4.479	4,298,455
	2018	3.549	3.482	5,044,150
	2017	2.812	3.549	6,103,086
	2016	2.611	2.812	7,084,725
	2015	2.484	2.611	8,570,117
	2014	2.327	2.484	10,680,260
	2013	1.819	2.327	13,702,978
	2012	1.568	1.819	18,280,335
	2011	1.666	1.568	25,289,049
American Funds Growth-Income Subaccount (Class 2) (5/03)	2020	3.606	4.027	3,066,701
	2019	2.907	3.606	3,645,386
	2018	3.009	2.907	4,344,102
	2017	2.499	3.009	5,228,790
	2016	2.278	2.499	6,050,820
	2015	2.283	2.278	7,365,482
	2014	2.098	2.283	8,785,865
	2013	1.598	2.098	11,228,231
	2012	1.383	1.598	15,290,854
	2011	1.432	1.383	21,240,510
Brighthouse Funds Trust I
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)	2020	3.291	3.220	1,331,644
	2019	2.598	3.291	1,355,920
	2018	3.117	2.598	1,655,735
	2017	2.837	3.117	1,892,439
	2016	2.197	2.837	2,224,730
	2015	2.361	2.197	2,649,830
	2014	2.360	2.361	3,083,008
	2013	1.811	2.360	3,616,804
	2012	1.561	1.811	4,470,231
	2011	1.744	1.561	6,181,687
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2020	2.699	3.242	254,898
	2019	2.082	2.699	273,721
	2018	2.259	2.082	298,501
	2017	1.883	2.259	315,138
	2016	1.768	1.883	339,179
	2015	1.721	1.768	374,205
	2014	1.539	1.721	442,739
	2013	1.166	1.539	550,219
	2012	1.045	1.166	700,047
	2011	1.060	1.045	986,302
BHFTI Clarion Global Real Estate Subaccount (Class B) (4/14)	2020	2.102	1.964	1,649,193
	2019	1.712	2.102	1,750,123
	2018	1.906	1.712	2,041,010
	2017	1.749	1.906	2,453,285
	2016	1.763	1.749	2,670,301
	2015	1.818	1.763	3,077,014
	2014	1.713	1.818	3,885,490
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	2.562	2.507	11,327,001
	2019	2.084	2.562	12,248,520
	2018	2.413	2.084	13,631,366
	2017	2.078	2.413	15,752,165
	2016	1.801	2.078	17,738,261
	2015	1.947	1.801	20,730,903
	2014	1.811	1.947	24,328,029
	2013	1.360	1.811	19,195,491
	2012	1.167	1.360	25,001,335
	2011	1.204	1.167	35,609,185
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2013	1.058	1.124	—
	2012	0.880	1.058	14,953,968
	2011	0.961	0.880	20,831,555
BHFTI Invesco Global Equity Subaccount (Class B) (4/13)	2020	1.748	2.193	3,974,538
	2019	1.351	1.748	4,615,542

PrimElite II — Separate Account Charges 1.65% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.581	1.351	5,578,054
	2017	1.175	1.581	6,284,552
	2016	1.192	1.175	7,562,350
	2015	1.166	1.192	8,527,287
	2014	1.161	1.166	10,015,055
	2013	1.015	1.161	12,808,202
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/20)	2020	1.910	2.518	8,185
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	2.029	2.090	—
	2015	2.102	2.029	4,197,360
	2014	2.033	2.102	4,878,361
	2013	1.911	2.033	6,006,293
	2012	1.716	1.911	7,780,515
	2011	1.664	1.716	11,689,486
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2020	2.016	2.241	1,851,875
	2019	1.597	2.016	1,998,264
	2018	1.888	1.597	2,289,715
	2017	1.498	1.888	2,567,467
	2016	1.536	1.498	2,967,694
	2015	1.590	1.536	3,576,470
	2014	1.737	1.590	4,212,578
	2013	1.481	1.737	4,779,807
	2012	1.290	1.481	5,972,940
	2011	1.469	1.290	7,832,792
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.889	0.999	—
	2011	0.916	0.889	5,175,764
BHFTI Pioneer Fund Subaccount (Class B) (5/09)	2016	1.271	1.278	—
	2015	1.296	1.271	1,069,389
	2014	1.187	1.296	1,445,451
	2013	0.909	1.187	1,765,526
	2012	0.838	0.909	2,114,160
	2011	0.895	0.838	2,782,341
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.696	1.739	17,339
	2015	1.747	1.696	13,856,498
	2014	1.698	1.747	17,273,385
	2013	1.700	1.698	21,092,511
	2012	1.549	1.700	25,719,953
	2011	1.519	1.549	34,519,739
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2014	1.328	1.356	—
	2013	1.009	1.328	2,458,489
	2012	0.870	1.009	3,170,119
	2011	0.921	0.870	4,432,276
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2020	2.539	2.572	23,288,408
	2019	1.653	2.539	24,692,279
	2018	2.279	1.653	28,291,753
	2017	1.979	2.279	32,301,566
	2016	1.734	1.979	37,438,760
	2015	1.826	1.734	44,209,768
	2014	1.675	1.826	52,003,013
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class E) (4/06)	2020	1.547	1.650	4,023,869
	2019	1.434	1.547	4,536,156
	2018	1.466	1.434	5,165,786
	2017	1.433	1.466	5,798,465
	2016	1.415	1.433	6,503,990
	2015	1.432	1.415	8,142,409
	2014	1.362	1.432	9,588,499
	2013	1.397	1.362	11,966,139
	2012	1.323	1.397	15,152,223
	2011	1.264	1.323	20,669,220
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2020	2.463	3.403	153,671
	2019	1.888	2.463	189,658
	2018	1.877	1.888	216,373
	2017	1.427	1.877	265,470
	2016	1.451	1.427	287,291
	2015	1.391	1.451	285,689
	2014	1.300	1.391	308,822
	2013	0.986	1.300	337,698
	2012	0.878	0.986	397,565

PrimElite II — Separate Account Charges 1.65% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	0.982	0.878	587,917
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2020	0.928	0.916	5,927,349
	2019	0.925	0.928	6,349,324
	2018	0.925	0.925	7,094,464
	2017	0.934	0.925	8,330,947
	2016	0.947	0.934	10,299,543
	2015	0.963	0.947	12,562,645
	2014	0.979	0.963	13,853,044
	2013	0.995	0.979	17,415,761
	2012	1.012	0.995	26,144,991
	2011	1.029	1.012	33,896,732
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)	2020	2.314	2.526	1,235,879
	2019	1.801	2.314	1,324,013
	2018	1.837	1.801	1,537,361
	2017	1.572	1.837	1,728,616
	2016	1.493	1.572	1,905,110
	2015	1.486	1.493	934,224
	2014	1.369	1.486	1,127,639
	2013	1.044	1.369	1,352,005
	2012	0.942	1.044	1,932,084
	2011	1.066	0.942	2,995,324
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2020	1.999	2.587	925,328
	2019	1.528	1.999	1,084,219
	2018	1.648	1.528	1,266,958
	2017	1.339	1.648	1,433,565
	2016	1.293	1.339	1,572,617
	2015	1.279	1.293	1,738,245
	2014	1.171	1.279	2,048,843
	2013	0.897	1.171	2,492,672
	2012	0.823	0.897	3,316,979
	2011	0.864	0.823	5,332,993
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	3.018	4.642	2,789,700
	2019	2.316	3.018	3,373,971
	2018	2.352	2.316	3,895,928
	2017	1.745	2.352	4,713,745
	2016	1.777	1.745	5,407,895
	2015	1.634	1.777	6,252,718
	2014	1.528	1.634	7,511,800
	2013	1.136	1.528	9,258,188
	2012	0.999	1.136	12,174,366
	2011	1.014	0.999	12,939,884
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2020	2.297	2.474	8,010,035
	2019	1.944	2.297	8,899,457
	2018	2.097	1.944	10,290,558
	2017	1.899	2.097	11,653,042
	2016	1.772	1.899	13,295,469
	2015	1.808	1.772	15,567,440
	2014	1.695	1.808	18,736,763
	2013	1.451	1.695	23,224,146
	2012	1.325	1.451	29,712,158
	2011	1.318	1.325	41,485,811
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2020	3.116	4.188	1,004,683
	2019	2.426	3.116	1,087,558
	2018	2.495	2.426	1,220,725
	2017	1.901	2.495	1,376,178
	2016	1.903	1.901	1,502,968
	2015	1.751	1.903	1,655,419
	2014	1.635	1.751	1,815,767
	2013	1.198	1.635	2,140,686
	2012	1.027	1.198	2,688,702
	2011	1.058	1.027	3,693,588
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2020	35.177	36.993	545,439
	2019	31.237	35.177	596,879
	2018	33.013	31.237	701,966
	2017	31.010	33.013	822,270
	2016	29.917	31.010	923,821
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2020	1.176	1.219	10,542,253
	2019	1.126	1.176	11,950,991

PrimElite II — Separate Account Charges 1.65% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.132	1.126	13,265,446
	2017	1.127	1.132	14,950,117
	2016	1.130	1.127	17,075,841
	2015	1.140	1.130	20,011,094
	2014	1.126	1.140	24,913,859
	2013	1.151	1.126	29,114,616
	2012	1.131	1.151	35,685,051
	2011	1.088	1.131	45,036,262
Fidelity® Variable Insurance Products
Fidelity VIP Equity-Income Subaccount (Service Class 2) (1/02)	2020	2.346	2.456	1,002,757
	2019	1.876	2.346	1,081,065
	2018	2.086	1.876	1,348,757
	2017	1.882	2.086	1,549,148
	2016	1.626	1.882	1,932,935
	2015	1.726	1.626	2,359,056
	2014	1.618	1.726	2,758,632
	2013	1.286	1.618	3,210,434
	2012	1.117	1.286	4,063,827
	2011	1.129	1.117	5,893,597
Fidelity VIP Mid Cap Subaccount (Service Class 2) (1/02)	2020	3.950	4.579	2,328,959
	2019	3.260	3.950	2,633,971
	2018	3.889	3.260	2,989,505
	2017	3.280	3.889	3,425,823
	2016	2.979	3.280	3,896,330
	2015	3.079	2.979	4,595,426
	2014	2.952	3.079	5,534,726
	2013	2.209	2.952	7,103,310
	2012	1.961	2.209	9,275,872
	2011	2.236	1.961	12,015,815
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Income VIP Subaccount (Class 2) (4/08)	2020	6.903	6.837	285,868
	2019	6.047	6.903	313,113
	2018	6.425	6.047	391,791
	2017	5.955	6.425	468,597
	2016	5.310	5.955	503,805
	2015	5.808	5.310	706,814
	2014	5.644	5.808	1,062,171
	2013	5.036	5.644	1,785,098
	2012	4.545	5.036	2,136,220
	2011	4.513	4.545	2,159,895
FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (1/02)	2020	2.284	2.133	3,672,894
	2019	1.894	2.284	3,813,739
	2018	2.118	1.894	4,403,473
	2017	1.987	2.118	4,994,225
	2016	1.741	1.987	5,640,321
	2015	1.862	1.741	7,027,077
	2014	1.767	1.862	8,556,956
	2013	1.400	1.767	11,190,194
	2012	1.246	1.400	14,820,121
	2011	1.280	1.246	21,332,363
FTVIPT Templeton Growth Securities Subaccount (Class 2) (1/02)	2011	1.185	1.321	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (2/02)	2020	2.627	3.050	24,044,152
	2019	2.136	2.627	27,047,238
	2018	2.369	2.136	30,212,707
	2017	2.071	2.369	34,318,757
	2016	2.080	2.071	38,461,735
	2015	2.152	2.080	43,266,126
	2014	1.817	2.152	51,749,654
	2013	1.250	1.817	66,624,514
	2012	1.071	1.250	85,971,775
	2011	1.062	1.071	117,512,906
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (2/02)	2014	1.664	1.672	—
	2013	1.280	1.664	57,377,454
	2012	1.132	1.280	73,469,549
	2011	1.227	1.132	100,064,662
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (2/02)	2020	3.113	3.514	18,343,204

PrimElite II — Separate Account Charges 1.65% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.437	3.113	21,244,000
	2018	2.522	2.437	24,682,219
	2017	2.144	2.522	28,742,485
	2016	1.986	2.144	33,016,105
	2015	1.987	1.986	38,788,659
	2014	1.820	1.987	46,430,802
	2013	1.423	1.820	56,749,606
	2012	1.248	1.423	71,963,406
	2011	1.237	1.248	97,919,455
LMPVET ClearBridge Variable Capital Subaccount (2/04)	2011	1.011	1.068	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (2/02)	2011	1.004	1.091	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2020	2.632	2.788	3,669,904
	2019	2.034	2.632	4,211,633
	2018	2.173	2.034	5,066,377
	2017	1.854	2.173	5,711,714
	2016	1.639	1.854	6,723,414
	2015	1.741	1.639	8,082,832
	2014	1.558	1.741	9,862,018
	2013	1.258	1.558	12,926,351
	2012	1.120	1.258	16,816,696
	2011	1.055	1.120	23,749,786
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (2/04)	2020	2.417	2.556	1,405,482
	2019	1.870	2.417	1,556,222
	2018	2.001	1.870	1,839,110
	2017	1.710	2.001	2,269,961
	2016	1.514	1.710	2,495,070
	2015	1.611	1.514	2,841,068
	2014	1.443	1.611	3,868,945
	2013	1.167	1.443	4,239,352
	2012	1.040	1.167	5,076,506
	2011	0.982	1.040	6,273,346
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (2/02)	2020	3.446	4.432	1,672,122
	2019	2.651	3.446	2,026,066
	2018	2.695	2.651	2,201,559
	2017	2.178	2.695	2,526,403
	2016	2.062	2.178	2,817,566
	2015	1.910	2.062	3,376,628
	2014	1.703	1.910	4,067,979
	2013	1.256	1.703	5,098,390
	2012	1.061	1.256	6,444,184
	2011	1.086	1.061	8,781,333
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/07)	2020	2.470	2.557	647,554
	2019	1.948	2.470	730,613
	2018	2.174	1.948	828,861
	2017	1.924	2.174	905,776
	2016	1.731	1.924	1,009,177
	2015	1.812	1.731	1,103,115
	2014	1.649	1.812	1,310,574
	2013	1.267	1.649	1,782,570
	2012	1.105	1.267	2,119,409
	2011	1.071	1.105	2,843,235
LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (2/02)	2020	3.137	3.560	2,148,730
	2019	2.399	3.137	2,430,254
	2018	2.788	2.399	2,757,211
	2017	2.513	2.788	3,056,950
	2016	2.336	2.513	3,392,961
	2015	2.322	2.336	3,738,800
	2014	2.183	2.322	4,397,159
	2013	1.616	2.183	5,399,189
	2012	1.393	1.616	6,743,791
	2011	1.474	1.393	9,423,013
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2020	3.875	5.460	935,422
	2019	3.105	3.875	1,111,787
	2018	3.052	3.105	1,217,277
	2017	2.497	3.052	1,423,904
	2016	2.399	2.497	1,551,174
	2015	2.550	2.399	1,732,802
	2014	2.491	2.550	1,963,876
	2013	1.722	2.491	2,349,689
	2012	1.466	1.722	2,861,799

PrimElite II — Separate Account Charges 1.65% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	1.470	1.466	4,104,060
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (2/02)	2011	1.083	1.165	—
LMPVET QS Variable Conservative Growth Subaccount (Class I) (2/02)	2020	2.146	2.342	3,216,285
	2019	1.859	2.146	3,787,415
	2018	1.977	1.859	4,342,266
	2017	1.770	1.977	5,007,524
	2016	1.675	1.770	6,041,008
	2015	1.723	1.675	6,999,843
	2014	1.670	1.723	8,616,381
	2013	1.472	1.670	11,104,539
	2012	1.323	1.472	13,048,903
	2011	1.330	1.323	16,533,038
LMPVET QS Variable Growth Subaccount (Class I) (3/02)	2020	2.130	2.330	343,376
	2019	1.766	2.130	381,510
	2018	1.953	1.766	409,329
	2017	1.664	1.953	428,990
	2016	1.559	1.664	578,725
	2015	1.621	1.559	669,933
	2014	1.574	1.621	758,989
	2013	1.265	1.574	914,752
	2012	1.110	1.265	1,240,147
	2011	1.155	1.110	2,014,775
LMPVET QS Variable Moderate Growth Subaccount (Class I) (2/02)	2020	2.150	2.349	821,060
	2019	1.815	2.150	869,584
	2018	1.969	1.815	950,159
	2017	1.715	1.969	1,015,491
	2016	1.614	1.715	1,211,992
	2015	1.671	1.614	1,368,138
	2014	1.619	1.671	1,847,912
	2013	1.351	1.619	2,172,821
	2012	1.199	1.351	2,380,187
	2011	1.226	1.199	2,902,293
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (2/02)	2020	2.445	2.628	4,609,720
	2019	2.216	2.445	4,965,075
	2018	2.304	2.216	5,934,990
	2017	2.215	2.304	6,738,560
	2016	2.154	2.215	7,615,357
	2015	2.164	2.154	9,101,145
	2014	2.207	2.164	11,299,720
	2013	2.054	2.207	13,355,013
	2012	1.772	2.054	15,604,956
	2011	1.759	1.772	20,709,941
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (2/04)	2011	0.983	0.971	198
Pioneer Variable Contracts Trust
Pioneer Fund VCT Subaccount (Class II) (1/02)	2011	1.163	1.244	—
Pioneer VCT Mid Cap Value Subaccount (Class II) (1/02)	2020	2.769	2.775	2,149,110
	2019	2.198	2.769	2,244,323
	2018	2.776	2.198	2,519,577
	2017	2.500	2.776	3,055,685
	2016	2.187	2.500	3,316,486
	2015	2.374	2.187	4,240,477
	2014	2.103	2.374	4,981,249
	2013	1.610	2.103	6,046,991
	2012	1.477	1.610	8,070,588
	2011	1.595	1.477	10,588,724
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (2/02)	2014	1.439	1.547	2,145,118
	2013	1.233	1.439	2,625,962
	2012	1.132	1.233	3,121,006
	2011	1.151	1.132	4,112,160
Universal Institutional Funds, Inc.
UIF U.S. Real Estate Subaccount (Class I) (5/05)	2014	1.527	1.701	—
	2013	1.521	1.527	4,960,895

PrimElite II — Separate Account Charges 1.65% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2012	1.335	1.521	6,315,087
	2011	1.281	1.335	8,421,552

PrimElite II — Separate Account Charges 1.90%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AB Variable Products Series Fund, Inc.
AllianceBernstein Global Thematic Growth Subaccount (Class B) (1/02)	2020	1.428	1.948	32,348
	2019	1.121	1.428	34,678
	2018	1.270	1.121	34,691
	2017	0.949	1.270	35,740
	2016	0.976	0.949	37,417
	2015	0.969	0.976	37,078
	2014	0.942	0.969	373,966
	2013	0.781	0.942	396,660
	2012	0.703	0.781	408,888
	2011	0.936	0.703	383,050
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Equity and Income Subaccount (Series II) (5/03)	2020	2.554	2.748	1,307,442
	2019	2.169	2.554	1,402,396
	2018	2.449	2.169	1,536,515
	2017	2.253	2.449	1,703,999
	2016	2.000	2.253	1,592,974
	2015	2.092	2.000	2,093,390
	2014	1.960	2.092	3,065,277
	2013	1.600	1.960	3,490,353
	2012	1.451	1.600	4,530,978
	2011	1.498	1.451	6,167,568
Invesco V.I. Growth and Income Subaccount (Series II) (2/02)	2014	1.854	1.863	—
	2013	1.413	1.854	2,367,085
	2012	1.259	1.413	2,895,739
	2011	1.313	1.259	3,925,651
American Funds Insurance Series®
American Funds Bond Subaccount (Class 2) (4/08)	2020	1.740	1.873	116,358
	2019	1.621	1.740	130,872
	2018	1.664	1.621	151,822
	2017	1.636	1.664	129,498
	2016	1.620	1.636	130,255
	2015	1.647	1.620	154,717
	2014	1.594	1.647	229,153
	2013	1.660	1.594	277,820
	2012	1.606	1.660	510,368
	2011	1.543	1.606	459,191
American Funds Global Growth Subaccount (Class 2) (5/03)	2020	4.293	5.496	400,285
	2019	3.235	4.293	453,691
	2018	3.625	3.235	492,017
	2017	2.810	3.625	477,301
	2016	2.846	2.810	530,671
	2015	2.713	2.846	602,417
	2014	2.702	2.713	756,746
	2013	2.132	2.702	1,130,156
	2012	1.773	2.132	1,339,831
	2011	1.983	1.773	1,656,922
American Funds Global Small Capitalization Subaccount (Class 2) (4/08)	2020	4.668	5.941	26,401
	2019	3.617	4.668	29,015
	2018	4.122	3.617	36,305
	2017	3.337	4.122	37,895
	2016	3.331	3.337	44,046
	2015	3.386	3.331	58,216
	2014	3.379	3.386	67,092
	2013	2.685	3.379	135,335
	2012	2.315	2.685	141,716
	2011	2.919	2.315	175,975

PrimElite II — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Growth Subaccount (Class 2) (5/03)	2020	4.296	6.410	638,207
	2019	3.348	4.296	846,936
	2018	3.421	3.348	925,387
	2017	2.718	3.421	1,032,164
	2016	2.530	2.718	1,101,624
	2015	2.413	2.530	1,287,490
	2014	2.266	2.413	1,536,767
	2013	1.775	2.266	1,865,492
	2012	1.535	1.775	2,387,551
	2011	1.634	1.535	3,064,919
American Funds Growth-Income Subaccount (Class 2) (5/03)	2020	3.459	3.853	708,789
	2019	2.795	3.459	841,794
	2018	2.901	2.795	915,919
	2017	2.415	2.901	1,004,938
	2016	2.207	2.415	1,118,260
	2015	2.218	2.207	1,236,264
	2014	2.043	2.218	1,393,580
	2013	1.560	2.043	1,714,536
	2012	1.353	1.560	2,117,999
	2011	1.405	1.353	2,766,571
Brighthouse Funds Trust I
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)	2020	3.147	3.070	148,787
	2019	2.490	3.147	137,890
	2018	2.994	2.490	161,283
	2017	2.732	2.994	176,941
	2016	2.121	2.732	194,384
	2015	2.286	2.121	250,195
	2014	2.290	2.286	356,808
	2013	1.762	2.290	438,947
	2012	1.523	1.762	599,161
	2011	1.705	1.523	875,665
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2020	2.580	3.091	62,158
	2019	1.995	2.580	63,751
	2018	2.170	1.995	66,686
	2017	1.814	2.170	67,292
	2016	1.707	1.814	68,897
	2015	1.665	1.707	73,926
	2014	1.494	1.665	82,042
	2013	1.135	1.494	87,376
	2012	1.019	1.135	89,486
	2011	1.036	1.019	107,672
BHFTI Clarion Global Real Estate Subaccount (Class B) (4/14)	2020	2.026	1.888	327,363
	2019	1.655	2.026	316,735
	2018	1.846	1.655	320,633
	2017	1.699	1.846	431,291
	2016	1.717	1.699	400,884
	2015	1.774	1.717	501,146
	2014	1.675	1.774	717,837
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	2.449	2.391	1,475,857
	2019	1.997	2.449	1,552,096
	2018	2.318	1.997	1,657,809
	2017	2.001	2.318	1,868,178
	2016	1.739	2.001	2,138,969
	2015	1.885	1.739	2,722,427
	2014	1.757	1.885	3,932,824
	2013	1.323	1.757	2,735,669
	2012	1.138	1.323	3,514,085
	2011	1.177	1.138	4,644,814
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2013	1.035	1.099	—
	2012	0.863	1.035	1,409,122
	2011	0.944	0.863	1,695,942
BHFTI Invesco Global Equity Subaccount (Class B) (4/13)	2020	1.719	2.151	261,149
	2019	1.331	1.719	326,280
	2018	1.562	1.331	364,677
	2017	1.165	1.562	447,170
	2016	1.184	1.165	559,576
	2015	1.161	1.184	595,252
	2014	1.159	1.161	851,466
	2013	1.015	1.159	1,313,246

PrimElite II — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/20)	2020	1.821	2.397	—
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.959	2.016	—
	2015	2.035	1.959	468,207
	2014	1.973	2.035	599,709
	2013	1.859	1.973	788,677
	2012	1.674	1.859	937,577
	2011	1.627	1.674	1,132,067
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2020	1.927	2.137	380,814
	2019	1.531	1.927	391,043
	2018	1.814	1.531	411,904
	2017	1.443	1.814	466,881
	2016	1.483	1.443	586,988
	2015	1.539	1.483	609,873
	2014	1.686	1.539	880,935
	2013	1.441	1.686	1,049,827
	2012	1.258	1.441	1,202,225
	2011	1.436	1.258	1,470,281
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.876	0.984	—
	2011	0.905	0.876	617,145
BHFTI Pioneer Fund Subaccount (Class B) (5/09)	2016	1.241	1.246	—
	2015	1.268	1.241	158,585
	2014	1.165	1.268	753,494
	2013	0.894	1.165	816,925
	2012	0.826	0.894	854,412
	2011	0.885	0.826	757,021
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.647	1.686	—
	2015	1.700	1.647	1,550,758
	2014	1.657	1.700	1,928,992
	2013	1.663	1.657	2,347,737
	2012	1.519	1.663	2,807,169
	2011	1.494	1.519	3,200,951
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2014	1.303	1.329	—
	2013	0.992	1.303	291,849
	2012	0.857	0.992	412,364
	2011	0.910	0.857	603,397
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2020	2.427	2.453	3,644,952
	2019	1.954	2.427	3,941,530
	2018	2.190	1.954	4,289,654
	2017	1.906	2.190	4,844,502
	2016	1.674	1.906	5,444,079
	2015	1.768	1.674	6,185,039
	2014	1.624	1.768	7,304,080
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class E) (4/06)	2020	1.479	1.574	466,255
	2019	1.374	1.479	483,548
	2018	1.408	1.374	569,060
	2017	1.381	1.408	698,847
	2016	1.367	1.381	751,684
	2015	1.387	1.367	867,193
	2014	1.322	1.387	1,061,514
	2013	1.359	1.322	1,495,983
	2012	1.290	1.359	1,828,084
	2011	1.236	1.290	2,088,712
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2020	2.355	3.245	6,284
	2019	1.809	2.355	6,447
	2018	1.803	1.809	7,522
	2017	1.374	1.803	7,798
	2016	1.401	1.374	7,973
	2015	1.346	1.401	20,961
	2014	1.262	1.346	54,935
	2013	0.959	1.262	75,810
	2012	0.856	0.959	96,830
	2011	0.960	0.856	126,302
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2020	0.887	0.873	2,061,205
	2019	0.887	0.887	1,342,891
	2018	0.889	0.887	2,258,770
	2017	0.899	0.889	2,072,712
	2016	0.915	0.899	3,663,943

PrimElite II — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	0.932	0.915	3,663,783
	2014	0.950	0.932	2,933,586
	2013	0.968	0.950	3,859,506
	2012	0.987	0.968	4,782,789
	2011	1.006	0.987	5,853,528
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)	2020	2.224	2.421	234,087
	2019	1.735	2.224	237,299
	2018	1.775	1.735	268,381
	2017	1.522	1.775	327,750
	2016	1.449	1.522	364,799
	2015	1.446	1.449	101,105
	2014	1.336	1.446	139,837
	2013	1.021	1.336	156,025
	2012	0.924	1.021	267,056
	2011	1.047	0.924	302,581
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2020	1.911	2.467	173,915
	2019	1.464	1.911	184,887
	2018	1.584	1.464	200,357
	2017	1.290	1.584	248,570
	2016	1.248	1.290	264,593
	2015	1.238	1.248	279,529
	2014	1.136	1.238	319,160
	2013	0.873	1.136	381,053
	2012	0.803	0.873	468,437
	2011	0.844	0.803	604,200
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	2.885	4.427	485,579
	2019	2.219	2.885	575,217
	2018	2.260	2.219	666,024
	2017	1.681	2.260	754,276
	2016	1.715	1.681	884,449
	2015	1.582	1.715	1,100,736
	2014	1.482	1.582	1,627,626
	2013	1.105	1.482	1,937,457
	2012	0.975	1.105	2,312,608
	2011	0.991	0.975	2,452,004
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2020	2.195	2.359	1,328,363
	2019	1.862	2.195	1,440,944
	2018	2.014	1.862	1,571,429
	2017	1.829	2.014	1,665,143
	2016	1.711	1.829	1,800,941
	2015	1.750	1.711	2,060,966
	2014	1.645	1.750	2,498,313
	2013	1.412	1.645	2,914,875
	2012	1.292	1.412	3,517,529
	2011	1.288	1.292	4,474,684
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2020	3.011	4.037	148,467
	2019	2.350	3.011	169,187
	2018	2.424	2.350	197,136
	2017	1.850	2.424	192,447
	2016	1.858	1.850	215,143
	2015	1.713	1.858	242,620
	2014	1.604	1.713	251,569
	2013	1.178	1.604	294,439
	2012	1.012	1.178	340,561
	2011	1.045	1.012	399,522
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2020	33.031	34.649	76,531
	2019	29.405	33.031	81,794
	2018	31.155	29.405	90,833
	2017	29.338	31.155	100,079
	2016	28.351	29.338	110,152
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2020	1.134	1.172	1,867,564
	2019	1.088	1.134	1,779,269
	2018	1.097	1.088	1,870,349
	2017	1.095	1.097	2,192,333
	2016	1.100	1.095	2,476,995
	2015	1.113	1.100	2,759,169
	2014	1.102	1.113	3,383,477
	2013	1.130	1.102	4,181,525
	2012	1.112	1.130	4,966,082

PrimElite II — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	1.073	1.112	5,630,706
Fidelity® Variable Insurance Products
Fidelity VIP Equity-Income Subaccount (Service Class 2) (1/02)	2020	2.243	2.342	117,454
	2019	1.798	2.243	128,641
	2018	2.004	1.798	137,894
	2017	1.813	2.004	177,030
	2016	1.570	1.813	280,953
	2015	1.671	1.570	299,222
	2014	1.570	1.671	452,099
	2013	1.252	1.570	501,553
	2012	1.090	1.252	592,319
	2011	1.104	1.090	927,950
Fidelity VIP Mid Cap Subaccount (Service Class 2) (1/02)	2020	3.776	4.367	327,237
	2019	3.124	3.776	358,751
	2018	3.737	3.124	439,394
	2017	3.159	3.737	479,866
	2016	2.877	3.159	534,534
	2015	2.981	2.877	622,147
	2014	2.865	2.981	790,607
	2013	2.149	2.865	1,108,157
	2012	1.912	2.149	1,362,859
	2011	2.186	1.912	1,809,992
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Income VIP Subaccount (Class 2) (4/08)	2020	6.390	6.313	43,989
	2019	5.611	6.390	50,117
	2018	5.977	5.611	50,606
	2017	5.554	5.977	56,321
	2016	4.964	5.554	78,248
	2015	5.443	4.964	118,042
	2014	5.303	5.443	141,054
	2013	4.743	5.303	204,897
	2012	4.292	4.743	215,765
	2011	4.272	4.292	179,321
FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (1/02)	2020	2.183	2.034	390,857
	2019	1.815	2.183	396,992
	2018	2.035	1.815	421,481
	2017	1.914	2.035	447,930
	2016	1.681	1.914	463,558
	2015	1.802	1.681	689,235
	2014	1.715	1.802	1,047,933
	2013	1.362	1.715	1,337,655
	2012	1.216	1.362	1,771,882
	2011	1.252	1.216	2,443,628
FTVIPT Templeton Growth Securities Subaccount (Class 2) (1/02)	2011	1.159	1.291	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (2/02)	2020	2.511	2.908	3,778,551
	2019	2.046	2.511	4,210,682
	2018	2.276	2.046	4,554,137
	2017	1.994	2.276	5,020,066
	2016	2.009	1.994	5,587,436
	2015	2.083	2.009	6,147,392
	2014	1.764	2.083	7,578,572
	2013	1.216	1.764	9,460,316
	2012	1.044	1.216	11,855,320
	2011	1.039	1.044	15,822,272
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (2/02)	2014	1.615	1.621	—
	2013	1.245	1.615	8,574,470
	2012	1.104	1.245	10,367,641
	2011	1.199	1.104	13,487,345
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (2/02)	2020	2.976	3.351	3,203,814
	2019	2.335	2.976	3,679,165
	2018	2.423	2.335	4,238,348
	2017	2.065	2.423	4,875,498
	2016	1.918	2.065	5,555,423
	2015	1.924	1.918	6,344,242
	2014	1.766	1.924	7,378,381
	2013	1.385	1.766	8,779,396

PrimElite II — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2012	1.217	1.385	10,840,731
	2011	1.209	1.217	14,067,086
LMPVET ClearBridge Variable Capital Subaccount (2/04)	2011	0.994	1.049	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (2/02)	2011	0.982	1.066	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2020	2.537	2.680	650,629
	2019	1.965	2.537	742,682
	2018	2.105	1.965	866,961
	2017	1.800	2.105	958,103
	2016	1.596	1.800	1,156,377
	2015	1.700	1.596	1,351,412
	2014	1.525	1.700	1,817,088
	2013	1.234	1.525	2,143,202
	2012	1.101	1.234	2,681,654
	2011	1.040	1.101	3,578,149
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (2/04)	2020	2.323	2.450	328,664
	2019	1.802	2.323	372,933
	2018	1.933	1.802	415,857
	2017	1.655	1.933	511,891
	2016	1.470	1.655	517,882
	2015	1.568	1.470	590,049
	2014	1.408	1.568	638,677
	2013	1.142	1.408	741,921
	2012	1.020	1.142	1,043,848
	2011	0.965	1.020	960,377
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (2/02)	2020	3.295	4.226	253,388
	2019	2.541	3.295	365,690
	2018	2.589	2.541	415,567
	2017	2.098	2.589	478,597
	2016	1.991	2.098	520,550
	2015	1.848	1.991	567,645
	2014	1.653	1.848	607,188
	2013	1.222	1.653	772,155
	2012	1.035	1.222	869,904
	2011	1.062	1.035	1,070,323
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/07)	2020	2.361	2.438	70,759
	2019	1.867	2.361	72,122
	2018	2.088	1.867	78,370
	2017	1.853	2.088	86,916
	2016	1.672	1.853	109,713
	2015	1.754	1.672	135,360
	2014	1.600	1.754	143,622
	2013	1.232	1.600	149,542
	2012	1.078	1.232	275,314
	2011	1.047	1.078	353,366
LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (2/02)	2020	2.999	3.394	432,921
	2019	2.299	2.999	480,305
	2018	2.679	2.299	502,365
	2017	2.420	2.679	578,748
	2016	2.256	2.420	649,192
	2015	2.247	2.256	719,367
	2014	2.118	2.247	740,426
	2013	1.572	2.118	857,996
	2012	1.359	1.572	1,133,578
	2011	1.441	1.359	1,307,255
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2020	3.704	5.206	173,206
	2019	2.975	3.704	201,849
	2018	2.932	2.975	197,266
	2017	2.405	2.932	224,288
	2016	2.316	2.405	264,661
	2015	2.469	2.316	289,411
	2014	2.417	2.469	330,680
	2013	1.675	2.417	484,663
	2012	1.430	1.675	606,903
	2011	1.437	1.430	742,055
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (2/02)	2011	1.059	1.138	—
LMPVET QS Variable Conservative Growth Subaccount (Class I) (2/02)	2020	2.051	2.233	441,672
	2019	1.781	2.051	830,517
	2018	1.899	1.781	631,455

PrimElite II — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2017	1.704	1.899	677,543
	2016	1.617	1.704	841,129
	2015	1.668	1.617	972,286
	2014	1.620	1.668	1,085,459
	2013	1.432	1.620	1,255,756
	2012	1.290	1.432	1,543,777
	2011	1.300	1.290	1,848,256
LMPVET QS Variable Growth Subaccount (Class I) (3/02)	2020	2.036	2.222	52,280
	2019	1.693	2.036	55,907
	2018	1.876	1.693	58,399
	2017	1.602	1.876	61,566
	2016	1.505	1.602	102,933
	2015	1.569	1.505	110,105
	2014	1.528	1.569	109,502
	2013	1.231	1.528	120,668
	2012	1.083	1.231	170,369
	2011	1.129	1.083	242,115
LMPVET QS Variable Moderate Growth Subaccount (Class I) (2/02)	2020	2.055	2.239	151,010
	2019	1.739	2.055	165,396
	2018	1.891	1.739	194,701
	2017	1.651	1.891	215,775
	2016	1.558	1.651	260,619
	2015	1.617	1.558	275,115
	2014	1.571	1.617	280,964
	2013	1.314	1.571	371,796
	2012	1.169	1.314	465,001
	2011	1.198	1.169	504,407
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (2/02)	2020	2.337	2.506	679,269
	2019	2.123	2.337	742,605
	2018	2.214	2.123	847,868
	2017	2.133	2.214	956,860
	2016	2.080	2.133	1,067,063
	2015	2.094	2.080	1,197,843
	2014	2.142	2.094	1,465,831
	2013	1.999	2.142	1,717,207
	2012	1.728	1.999	2,405,758
	2011	1.720	1.728	2,797,296
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (2/04)	2011	0.966	0.954	5,033
Pioneer Variable Contracts Trust
Pioneer Fund VCT Subaccount (Class II) (1/02)	2011	1.137	1.215	—
Pioneer VCT Mid Cap Value Subaccount (Class II) (1/02)	2020	2.647	2.646	303,191
	2019	2.107	2.647	297,728
	2018	2.667	2.107	310,002
	2017	2.408	2.667	317,141
	2016	2.112	2.408	330,077
	2015	2.298	2.112	371,810
	2014	2.040	2.298	559,902
	2013	1.566	2.040	649,808
	2012	1.441	1.566	839,908
	2011	1.559	1.441	1,108,053
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (2/02)	2014	1.396	1.498	350,425
	2013	1.199	1.396	374,919
	2012	1.104	1.199	436,411
	2011	1.125	1.104	512,592
Universal Institutional Funds, Inc.
UIF U.S. Real Estate Subaccount (Class I) (5/05)	2014	1.494	1.663	—
	2013	1.492	1.494	927,863
	2012	1.313	1.492	1,040,413
	2011	1.263	1.313	1,064,001
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2020.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2020 are displayed below. Please see Appendix B, if applicable, for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.
Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-MFS® Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-MFS® Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Variable Insurance Products Fund-VIP Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Capital and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio (Class I) and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, AllianceBernstein Variable Product Series Fund, Inc.-Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Government Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio – Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio – Class I and is no longer available as a funding option.
Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS® Research International Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
Effective on or about 05/2/2011, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.
Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, The Universal Institutional Funds, Inc.-U.S. Real Estate Portfolio - Class I was replaced by Met Investors Series Trust-Clarion Global Real Estate Portfolio - Class B and is no longer available as a funding option.
Effective on or about 4/28/2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco V.I. Growth and Income Fund - Series II was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class B and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class B was exchanged for Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.
Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

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Appendix B

Additional Information Regarding Underlying Funds
The following Underlying Funds were subject to a name change or a fund substitution. The chart below identifies the former name and new name of the Underlying Funds, and the name of the Trust of which each Underlying Fund is a part.
Underlying Fund Name Changes
Former Underlying Fund	New Underlying Fund
American Funds Insurance Series	American Funds Insurance Series
American Funds Bond Fund – Class 2	American Funds The Bond Fund of America – Class 2

Underlying Fund Substitution
Former Underlying Fund	New Underlying Fund
Legg Mason Partners Variable Equity Trust	Brighthouse Fund Trust I
ClearBridge Variable Aggressive Growth Portfolio – Class I	Loomis Sayles Growth Portfolio – Class A
B-1

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Appendix C

Contents of the Statement of Additional Information
The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:
THE INSURANCE COMPANY
THE SEPARATE ACCOUNT
SERVICES
PRINCIPAL UNDERWRITER
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT
VALUATION OF ASSETS
FEDERAL TAX CONSIDERATIONS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
CUSTODIAN
CONDENSED FINANCIAL INFORMATION
FINANCIAL STATEMENTS

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated April 30, 2021 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 305075, Nashville, TN 37230-5075.
Name:

Address:

BLIC-Book-19
(1)	Please note that this is a new address effective September 8, 2020. This new address does not apply if you own this product AND any of the following apply to your contract:
(a)	You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,
(b)	Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or
(c)	As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant.
If any of the above apply, please use this address P.O. Box 7104, Troy, MI 48007-7104.
C-1

PrimElite II
STATEMENT OF ADDITIONAL INFORMATION
DATED
April 30, 2021
FOR
Brighthouse Separate Account Eleven for Variable Annuities
ISSUED BY
Brighthouse Life Insurance Company
This Statement of Additional Information (“SAI”) contains information in addition to the information described in the Prospectus for the variable annuity contracts (the “Contracts”) offered by Brighthouse Life Insurance Company (the “Company”, “we” or “our”).
This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the Individual Variable Annuity Contract Prospectuses may be obtained by writing to Brighthouse Life Insurance Company, P.O. Box 305075, Nashville, TN 37230-5075(1), calling 888-243-1932 (1) or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.
(1)	Please note that this is a new phone number and new address do not apply if you own this product AND any of the following apply to your contract:
(a)	You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,
(b)	Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or
(c)	As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant,
If any of the above apply, please use this phone number 833-208-3018 or this address Brighthouse Life Insurance Company, P.O. Box 7104, Troy, MI 48007-7104.
BLIC-Book-19

The Insurance Company
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
- MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
The Separate Account
We have established a Separate Account, Brighthouse Separate Account Eleven for Variable Annuitieis (the “Separate Account”), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Insurance Company of Connecticut (MICC), adopted a resolution to establish the Separate Account under Delaware insurance law on November 14, 2002. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
2

SERVICES
BLIC maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Contracts. Pursuant to services agreements, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC. The amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the period January 1, 2020 through December 31, 2020 was $24,137,059.
Principal Underwriter
Brighthouse Securities, LLC (“Brighthouse Securities”) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities’ principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc.
Principal Underwriting and Distribution Agreement
Information about the distribution of the Contracts is contained in the prospectus (see “Other Information — Distribution of the Variable Annuity Contracts”). Additional information is provided below.
Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter.
Underwriting Commissions
Year	Underwriting Commissions Paid to the Distributor by the Company	Amount of Underwriting Commissions Retained by the Distributor
2020	$651,736,999	$0
2019	$649,095,230	$0
2018	$604,739,251	$0
Reduction or Elimination of the Withdrawal Charge. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.
Valuation of Assets
Funding Options. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.
The Contract Value. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period
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relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the funding option at the beginning of the valuation period.
The gross investment rate may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.
Accumulation Unit Value. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.
Annuity Unit Value. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 × 1.000081.)
Calculation Of Money Market Yield
From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:
Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1
Where:
Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.
AUV Change = Current AUV - Prior AUV.
Contract Charge Adjustment = Average AUV * Period Charge.
Average AUV = (Current AUV + Prior AUV) / 2.
Period Charge = Annual Contract Fee * (7/365).
Prior AUV = Unit value as of 7 days prior.
Current AUV = Unit value as of the reporting period (last day of the month).
We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:
Base Return = AUV Change / Prior AUV
Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund’s operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.
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Federal Tax Considerations
The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.
Mandatory Distributions for Qualified Plans
Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a Section 403(b) annuity or other qualified plan attains age 72 (age 70½ if the participant was born on or before June 30, 1949) or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 72 (age 70½ if the Contract Owner was born on or before June 30, 1949) regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.
Nonqualified Annuity Contracts
Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by a non-natural person (other than a trust or other entity holding the annuity as an agent for a natural person), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).
If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.
Those receiving partial distributions made before commencement of annuity payments will generally be taxed on an income first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.
In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be
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administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.
Individual Retirement Annuities
To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $6,000 for 2021, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.
The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $58,000 for 2021 for each participant. The Internal Revenue Services has not reviewed the Contract for qualifications as an IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.
Simple Plan IRA Form
Employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $13,500 for 2021 (which may be indexed for inflation for future years) and additional “catch-up contributions” may be made by individuals age 50 or over. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a non-elective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.
Roth IRAs
Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA’s), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.
Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA be held for at least 5 years, and the distribution be made after age 59½, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.
Qualified Pension and Profit-Sharing Plans
Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer generally are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.
Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.
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The annual limit that applies to the amounts that may be contributed to a defined contribution plan for 2021 is $58,000. The limit on employee salary reduction deferrals (commonly referred to as “401(k) contributions”) is $19,500 for 2021. The annual limit may be indexed for inflation in future years. Additional “catch-up contributions” may be made by individuals age 50 or over.
Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon generally may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59½, or in the case of hardship.
Section-403(b) Plans
Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees generally are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($19,500 for 2021).
Generally distributions of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989 are not allowed prior to attainment of age 59½, severance from employment, death or disability. Salary reduction contribution may also be distributed upon financial hardship but are generally subject to penalties.
Federal Income Tax Withholding
The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:
1.	Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Other Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities
There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:
(a)	a periodic settlement distribution is elected based upon a life or life expectancy calculation, or
(b)	a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or
(c)	a minimum required distribution as defined under the tax law is taken after the attainment of the age of 72 or as otherwise required by law, or
(d)	the distribution is a hardship distribution.
A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.
2.	Other Non-Periodic Distributions (full or partial redemptions)
To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.
3.	Periodic Distributions (distributions payable over a period greater than one year)
The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient
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may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.
Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.
Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.
Independent Registered Public Accounting Firm
The financial statements comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements, and the related financial statement schedules, of Brighthouse Life Insurance Company, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
Custodian
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
Financial Statements
The financial statements comprising each of the Subaccounts of the Separate Account and the financial statements of the Company are incorporated by reference to the submission form type N-VPFS, File No. 811-21262, filed by the Separate Account with the SEC on March 26, 2021.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
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Part C
Other Information
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The financial statements of each of the Subaccounts of the Separate Account are incorporated by reference in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Statements of Assets and Liabilities as of December 31, 2020
(3)	Statements of Operations for the year ended December 31, 2020
(4)	Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019
(5)	Notes to the Financial Statements
The consolidated financial statements and financial statement schedules of Brighthouse Life Insurance Company and subsidiaries are incorporated by reference in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Consolidated Balance Sheets as of December 31, 2020 and 2019
(3)	Consolidated Statements of Operations for the years ended December 31, 2020, 2019, and 2018
(4)	Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2020, 2019 and 2018
(5)	Consolidated Statements of Equity for the years ended December 31, 2020, 2019 and 2018
(6)	Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018
(7)	Notes to the Consolidated Financial Statements
(8)	Financial Statement Schedules
(b)	Exhibits
Exhibit
Number	Description
1(a).	Resolutions of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed December 22, 1995.)
1(b).	Resolutions of The MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Separate Account PF for Variable Annuities into MetLife of CT Separate Account Eleven for Variable Annuities. (Incorporated herein by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File Nos. 333-152259/811-21262, filed November 20, 2008.)
1(c).	Resolutions of the MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.
2.	Not Applicable
3(a).	Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152259/811-21262, filed April 7, 2009.)

Exhibit Number	Description
3(a)(i).	Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Distribution Company (effective November 17, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)
3(a)(ii).	Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6, 2016.)
3(b).	Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)
3(c).	Master Retail Sales Agreement (MLIDC) (9-2012). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 3, 2013.)
3(d).	Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)
3(e).	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(f) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
3(f).	Brighthouse Securities, LLC Sales Agreement. (Incorporated herein by reference to Exhibit 3(g) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
3(g).	Form of Brighthouse Securities, LLC Sales Agreement. (Incorporated herein by reference to Brighthouse Separate Account A’s to Post-Effective Amendment No. 7 to Form N-4 (Files Nos. 333-209058 and 811-08306) as electronically filed on December 14, 2017.)
4(a).	Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-72334, filed January 23, 2002.)
4(b).	Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
4(c).	Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
4(d).	Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
4(e).	403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)). (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)

Exhibit Number	Description
4(f).	Company Name Change Endorsement effective November 17, 2014 (6-E120-14). (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2014.)
4(g).	Company Name Change Endorsement (effective March 6, 2017) (5-E132-6). (Incorporated herein by reference to Exhibit 4(a)(i) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
5(a).	Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-32589, filed November 4, 1997.)
5(b).	Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
6(a).	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)
6(b).	Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)
6(c).	Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 6(e) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
6(d).	Copy of Amended and Restated By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
7(a).	Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4 , File No. 333-65942, filed April 15, 2003.)
7(b).	Variable Annuity Death Benefit Reinsurance Agreement (effective June 30, 1998) between The Travelers Life and Annuity Company, The Travelers Insurance Company and Connecticut General Life Insurance Company, Amendment No.1, and Notice Letter of termination of new business. (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152258/811-21262, filed April 6, 2012.)
7(c).	Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
7(d).	Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
7(e).	Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company (Treaty #20176.) (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 4, 2014.)

Exhibit Number	Description
7(f).	Amendment to the Automatic Reinsurance Agreement effective as of April 1, 2006 between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective January 1, 2014). (Incorporated herein by reference to Exhibit 7(e) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)
7(g).	Amended and Restated Indemnity Retrocession Agreement Coverage effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re Ltd. (Incorporated herein by reference to Exhibit 7(f) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262 filed on April 8, 2015.)
7(h).	Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015) (Incorporated herein by reference to Exhibit 7(g) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File Nos. 333-101778/811-21262, filed on April 6, 2016.)
8(a).	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective August 31, 2007). (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31, 2007.)
8(a)(i).	Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
8(a)(ii).	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
8(b).	Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
8(b)(i).	First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
8(b)(ii).	Amendment dated April 30, 2010 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
8(b)(iii).	Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife Investors USA Separate Account A’s Registration

Exhibit Number	Description
Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.
8(b)(iv).	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
8(c).	Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(c)(i).	Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)
8(c)(ii).	Amendment No. 7 to the Participation Agreement among MetLife Insurance Company of Connecticut, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to Exhibit 8(iii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed November 17, 2014.)
8(c)(iii).	Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6, 2016.)
8(c)(iv).	Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6, 2016.)
8(c)(v).	Tenth Amendment to Participation Agreement among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(d).	Amended and Restated Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(d)(i).	Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

Exhibit Number	Description
8(d)(ii).	Participation Agreement Addendum effective May 1, 2011 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
8(d)(iii).	Amendment No. 7 to the Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)
8(d)(iv).	Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6, 2016.)
8(d)(v).	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-17). (Incorporated herein by reference to Exhibit 8(i)(vi) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(e).	Participation Agreement among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(e)(i).	Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)
8(e)(ii).	Second Amendment to Participation Agreement among Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed November 17, 2014.)
8(e)(iii).	Third Amendment to Participation Agreement among Brighthouse Life Insurance Company , Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and LMP Fund Advisor, LLC (10-3-19). (Incorporated herein by reference to Exhibit 8(j)(iii) to Post-Effective Amendment No. 32 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262 filed April 3, 2020.)
8(f).	Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc. effective January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1, 2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(f)(i).	Amendment No. 3 dated May 1, 2011 to the Participation Agreement among MetLife Insurance Company of Connecticut, Pioneer Variable Contracts Trust, Pioneer

Exhibit Number	Description
Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Exhibit 8(k)(i) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, File No. 333-101778, filed April 4, 2012.)
8(f)(ii).	Amendment to Participation Agreement with Pioneer Variable Contracts Trust (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(iv)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200288/811-03365, filed November 17, 2014.)
8(g).	Amended and Restated Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, The Universal Institutional Funds, Inc., Morgan Stanley Investment Management, Inc. and Morgan Stanley Distributors Inc. effective May 1, 2005 and an Amendment to the Amended and Restated Participation Agreement (effective November 10, 2008.) (Incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-152232, filed April 7, 2009.)
8(g)(i).	Amendment No. 3 dated June 11, 2015 to the Participation Agreement dated May 1, 2005 between MetLife Insurance Company USA, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. (Incorporated herein by reference to Exhibit 8(f)(ii) to Post-Effective Amendment No. 8 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152232/811-21262, filed on April 6, 2016.)
8(h).	Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(h)(i).	Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)
8(h)(ii).	Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 between AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“AVIF”), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)
8(h)(iii).	Amendment to Participation Agreement with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Invesco Distributors, Inc. (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)
8(h)(iv).	Amendment to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (03-06-17). (Incorporated herein by reference to Exhibit 8(c)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variables Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(h)(v)	Amendment No. 8 to Participation Agreement among AIM Variable Insurance Funds ) (Invesco Variable Insurance Funds), Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective 01-01-2021).(Incorporated herein by reference to Exhibit 8(c)(v) to Post-Effective Amendment No. 33 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 7, 2021.

Exhibit Number	Description
8(i).	Amended and Restated Participation Agreement among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18, 2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(i)(i).	Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut, effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)
8(i)(ii).	Amendment to the Participation Agreement with Fidelity Variable Insurance Products Funds (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)
8(i)(iii).	Amendments to the Participation Agreement among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005). (Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 5, 2017.)
8(i)(iv).	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 03-06-17). (Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(j).	Participation Agreement and Amendment Nos. 1 – 5 among The Travelers Insurance Company, The Travelers Life and Annuity Company, Tower Square Securities, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated November 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund UL III for Variable Life Insurance’s Registration Statement on Form N-6, File Nos. 333-71349/811-09215, filed April 9, 2009.)
8(j)(i).	Amendment No. 6 dated May 1, 2011 to the Participation Agreement dated November 1, 1999 by and among MetLife Insurance Company of Connecticut, AllianceBernstein L.P., AllianceBernstein Variable Insurance Products and AllianceBernstein Investments, Inc.. (Incorporated herein by reference to Post-Effective Amendment No. 18 to MetLife of CT Fund UL III for Variable Life Insurance’s Registration Statement on Form N-6, File Nos. 333-71349/811-09215, filed April 5, 2012.)
8(j)(ii).	Amendment No. 7 to the Participation Agreement dated November 1, 1999 among MetLife Insurance Company of Connecticut, Travelers Distribution, LLC, Alliance Bernstein L.P., AllianceBernsteinVariable Products Series Fund, Inc. and AllianceBernstein Investments, Inc. (Incorporated herein by reference to Exhibit 8(j)(ii) to Post-Effective Amendment No. 6 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152259/811-21262 filed on April 9, 2015.)
8(k).	Participation Agreement among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(n) to MetLife of CT Separate Account Eleven’s Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)
8(k)(i)	Amendment Nos. 1 and 2 among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and Brighthouse Life Insurance Company (effective 02-24-2020 and 01-01-2021, respectively.) (Incorporated herein by reference to Exhibit 8(k) to Brighthouse Separate Account Eleven for Variable

Exhibit Number	Description
Annuities’ Post-Effective Amendment No. 33 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2021.)
9.	Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9. to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-152259/811-21262 filed November 20, 2008.)
10.	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)
11.	Not Applicable
12.	Not Applicable
13.	Powers of Attorney for Eric Steigerwalt, Myles Lambert, Conor Murphy, Jonathan Rosenthal, Edward A. Spehar and Lynn A. Dumais. (Filed herewith.)
Item 25. Directors and Officers of the Depositor
Principal Business Address:
Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, North Carolina 28277
Name and Principal Business Address	Positions and Offices with Depositor

Eric Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

Andrew DeRosa 334 Madison Avenue Morristown, NJ 07960	Vice President

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Ryan Fuhs 11225 North Community House Road Charlotte, NC 28277	Vice President

James Grady 334 Madison Avenue Morristown, NJ 07960	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Roger Kramer, Jr. 334 Madison Avenue Morristown, NJ 07960	Vice President

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Philip Melville 334 Madison Avenue Morristown, NJ 07960	Vice President and Chief Risk Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Alan Otis One Financial Center, 21st Floor Boston, MA 02111	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

Kristi Slavin One Financial Center, 21st Floor Boston, MA 02111	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is an indirect subsidiary of Brighthouse Financial, Inc., a publicly-traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2020
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2020.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary. All of the entities listed below are included in the consolidated financial statements of Brighthouse Financial, Inc. Each of the entities listed under Section 2 are included in the consolidated financial statements of BLIC. Both Brighthouse Financial, Inc. and BLIC file consolidated financial statements with the SEC pursuant to the Securities Exchange Act of 1934, as amended.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
Item 27. Number of Contract Owners
As of January 31, 2021, there were 149,333 owners of qualified contracts and 32,491 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).
Item 28. Indemnification
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a)	Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name And Principal Business Address	Positions And Offices With Underwriter
Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, Chief Compliance Officer and General Counsel

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

John John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$651,736,999	$0	$0	$0
Item 30. Location of Accounts and Records
Omitted.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
The undersigned Registrant hereby undertakes:
(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;
(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
The Brighthouse Life Insurance Company hereby represents:
(a)	That the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on the 1st day of April, 2021.
BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (Registrant)

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

Pursuant to the requirement of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 1, 2021.
/s/ Eric Steigerwalt* Eric Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles Lambert* Myles Lambert	Director and Vice President
/s/ Conor Murphy* Conor Murphy	Director and Vice President
/s/ Jonathan Rosenthal* Jonathan Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer

*By:	/s/ Michele H. Abate
Michele H. Abate Attorney-in-Fact, April 1, 2021
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

Exhibit Index
10.	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
13	Powers of Attorney